UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Terry Gallagher

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Date of fiscal year end:	06/30

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IMS Capital Value Fund

Schedule of Investments

September 30, 2006

(Unaudited)

Common Stocks - 89.97%	Shares	Value

Aerospace Technologies - 0.82%
Alliant Techsystems, Inc. (a)	16,600	$ 1,345,596

Banks & Financial Services - 9.55%
A.G. Edwards, Inc.	70,400	3,750,912
E*Trade Financial Corp. (a)	138,400	3,310,528
Huntington Bancshares, Inc.	125,300	2,998,429
Northern Trust Corp.	64,300	3,757,049
T. Rowe Price Group, Inc.	40,200	1,923,570
		15,740,488

Biological Products - 1.67%
Biogen Idec, Inc. (a)	61,800	2,761,224

Builders - 1.88%
Meritage Homes Corp. (a)	33,800	1,406,418
Toll Brothers, Inc. (a)	60,300	1,693,224
		3,099,642

Chemicals - 1.68%
Lyondell Chemical Company	109,100	2,767,867

Communications - 3.45%
Centurytel, Inc.	86,700	3,439,389
Tellabs, Inc. (a)	205,500	2,252,280
		5,691,669

Computer Related Services & Equipment - 14.18%
Amdocs Ltd. (a)	88,500	3,504,600
BISYS Group, Inc. (a)	197,000	2,139,420
CheckFree Corp. (a)	51,600	2,132,112
Check Point Software Technologies Ltd. (a)	78,400	1,493,520
Citrix Systems, Inc. (a)	78,000	2,824,380
Computer Sciences Corp. (a)	51,200	2,514,944
Emulex Corp. (a)	100,000	1,817,000
Intuit, Inc. (a)	114,600	3,677,514
United Online, Inc.	144,400	1,758,792
Verisign, Inc. (a)	74,700	1,508,940
		23,371,222

Electrical Components - 6.29%
Arrow Electronics, Inc. (a)	64,700	1,774,721
Avnet, Inc. (a)	116,800	2,291,616
LSI Logic Corp. (a)	267,100	2,195,562
OmniVision Technologies, Inc. (a)	113,900	1,625,353
Thomas & Betts Corporation (a)	51,900	2,476,149
		10,363,401
*See accompanying notes which are an integral part of the financial statements.

IMS Capital Value Fund

Schedule of Investments

September 30, 2006

(Unaudited)

Common Stocks - 89.97% - continued	Shares	Value

Entertainment - 2.59%
Marvel Entertainment, Inc. (a)	176,900	$ 4,270,366

Financial Services - 2.59%
SEI Investment Co.	75,900	4,264,821

Food & Beverage - 4.94%
Del Monte Foods Company	307,000	3,208,150
PepsiAmericas, Inc.	74,900	1,598,366
Tyson Foods, Inc. - Class A	209,900	3,333,212
		8,139,728

Healthcare - 8.98%
Apria Healthcare Group, Inc. (a)	126,200	2,491,188
Gentiva Health Services, Inc. (a)	169,500	2,786,580
Hillenbrand Industries, Inc.	64,700	3,686,606
LifePoint Hospitals, Inc. (a)	43,300	1,529,356
Manor Care, Inc.	82,500	4,313,100
		14,806,830

Insurance - 5.76%
Aon Corp.	87,800	2,973,786
Lincoln National Corp.	59,100	3,668,928
Nationwide Financial Services, Inc. - Class A	59,500	2,861,950
		9,504,664

Personal Services - 6.03%
Equifax, Inc.	69,200	2,540,332
H & R Block, Inc.	135,200	2,939,248
Service Corporation International	477,800	4,462,652
		9,942,232

Pharmaceutical Goods - 6.76%
Bausch & Lomb, Inc.	57,200	2,867,436
Biovail Corp.	120,300	1,833,372
King Pharmaceuticals, Inc. (a)	202,400	3,446,872
Watson Pharmaceuticals, Inc. (a)	114,800	3,004,316
		11,151,996

Plastic Products - 2.15%
Newell Rubbermaid, Inc.	125,500	3,554,160

Refuse Systems - 1.71%
Republic Services, Inc.	70,200	2,822,742

*See accompanying notes which are an integral part of the financial statements.

IMS Capital Value Fund

Schedule of Investments

September 30, 2006

(Unaudited)

Common Stocks - 89.97% - continued	Shares	Value

Retail - 4.31%
Rite Aid Corp. (a)	766,000	$ 3,477,640
Safeway, Inc.	119,300	3,620,755
		7,098,395

Trucking - 2.23%
YRC Worldwide, Inc. (a)	99,200	3,674,368

Utility - 2.40%
Teco Energy, Inc.	252,400	3,950,060

TOTAL COMMON STOCKS (Cost $127,156,108)		148,321,471

Income Trusts - 2.38%
Eveready Income Fund	280,000	1,775,200
Trinidad Energy Services Income Trust	165,000	2,154,900

TOTAL INCOME & INVESTMENT TRUSTS (Cost $3,361,484)		3,930,100

Money Market Securities - 7.70%
Federated Prime Obligations Fund - Institutional Shares, 5.18% (b)	12,684,280	12,684,280

TOTAL MONEY MARKET SECURITIES (Cost $12,684,280)		12,684,280

TOTAL INVESTMENTS (Cost $143,201,872) - 100.05%		$ 164,935,851

Liabilities in excess of other assets - (0.05)%		(85,987)

TOTAL NET ASSETS - 100.00%		$ 164,849,864

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the yield at September 30, 2006.

Tax Related
Gross unrealized appreciation	$ 26,199,774
Gross unrealized depreciation	(4,465,795)
Net unrealized appreciation	$ 21,733,979

Aggregate cost of securities for income tax purposes	$ 143,201,872

*See accompanying notes which are an integral part of the financial statements.

IMS Strategic Allocation Fund

Schedule of Investments

September 30, 2006

(Unaudited)

	Principal
Corporate Bonds - 13.53%	Amount	Value

Allied Waste North America, 7.375%, 04/15/2014	$ 200,000	$ 198,000
CCH I LLC, 11.000%, 10/01/2015	272,000	248,880
Cenveo Corp., 7.875%, 12/01/2013	200,000	190,500
Corp Durango SA DE, 8.500% 12/31/20012 (a)	250,000	233,750
Evergreen International Aviation, 12.000%, 05/15/2010	260,000	279,175
Exide Technologies, 10.500%, 03/15/2013 (b)	250,000	220,000
General Motors Corp., 6.375%, 05/01/2008	200,000	194,500
Level 3 Communications, 11.250%, 03/15/2010	200,000	206,000
Lucent Technologies, 6.450%, 03/15/2029	400,000	358,000
Mercer International, Inc., 9.250%, 02/15/2013	200,000	183,250
Remington Arms Co., 10.500%, 02/01/2011	200,000	185,000
Tenet Healthcare, 6.375%, 12/01/2011	200,000	176,750

TOTAL CORPORATE BONDS (Cost $2,616,088)		2,673,805

Exchange Traded Funds - 64.50%	Shares

iShares MSCI EAFE Index Fund (c)	5,900	399,725
iShares MSCI Emerging Markets Index Fund (c)	4,100	396,757
iShares MSCI Japan Index Fund (c)	28,600	387,244
iShares S&P 500 / BARRA Value Index Fund	18,900	1,357,209
iShares S&P MidCap 400 / BARRA Value Index Fund	35,000	2,590,000
iShares S&P SmallCap 600 / BARRA Value Index Fund	16,000	1,116,000
Rydex S&P Equal Weight Fund	146,400	6,503,088

TOTAL EXCHANGE TRADED FUNDS (Cost $10,537,138)		12,750,023

Mutual Funds - 9.06%

AllianceBernstein Emerging Markets Debt Fund	64,644	570,804
Alliance World Dollar Government Fund	49,700	633,675
Fidelity New Markets Income Fund	39,598	586,842

TOTAL MUTUAL FUNDS (Cost $1,754,780)		1,791,321

Real Estate Investment Trust - 2.63%

Apartment Investment & Management Company	5,600	304,696
Strategic Hotels & Resorts, Inc.	10,800	214,704

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $474,000)		519,400

Convertible Preferred Securities - 0.60%

Felcore Lodging Trust, Inc., Series A, $1.95	4,800	119,568

TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $117,308)		119,568

*See accompanying notes which are an integral part of the financial statements.

IMS Strategic Allocation Fund

Schedule of Investments

September 30, 2006

(Unaudited)

Commercial Paper - 6.50%	Shares	Value

HSBC Finance Corp., 5.12%, 12/14/2006	1,300,000	$ 1,283,802

TOTAL COMMERCIAL PAPER (Cost $1,283,802)		1,283,802

Money Market Securities - 2.81%

Federated Prime Obligations Fund - Institutional Shares, 5.18% (d)	555,301	555,301

TOTAL MONEY MARKET SECURITIES (Cost $555,301)		555,301

TOTAL INVESTMENTS (Cost $17,338,417) - 99.63%		$ 19,693,220

Other assets less liabilities - 0.37%		73,528

TOTAL NET ASSETS - 100.00%		$ 19,766,748

(a) Variable rate security; the rate shown represents the rate at September 30, 2006.

(b) Private Placement and restricted security under Rule 144A of the Securities Act of 1933.

(c) Non-income producing.

(d)Variable rate security; the rate shown represents the money market rate at September 30, 2006

Tax Related
Gross unrealized appreciation	$ 2,408,965
Gross unrealized depreciation	(54,161)
Net unrealized appreciation	2,354,804

Aggregate cost of securities for income tax purposes	$ 17,338,417

*See accompanying notes which are an integral part of the financial statements

IMS Strategic Income Fund

Schedule of Investments

September 30, 2006

(Unaudited)

Common Stocks - 14.67%	Shares	Value

Electric & Other Services Combined - 0.83%
Nisource, Inc.	28,000	$ 608,720

Food & Beverage - 2.42%
B&G Foods, Inc.	41,000	776,950
ConAgra Foods, Inc.	41,200	1,008,576
		1,785,526

Investment Management - 2.12%
Allied Capital Corp.	32,000	966,720
MCG Capital Corp.	36,300	592,779
		1,559,499

Natural Gas - 1.23%
Enterprise Products Partners, LP.	33,900	906,825

Pharmaceutical Preparations - 1.27%
Bristol Myers Squibb Co.	37,600	936,992

Services - 1.92%
Bally Total Fitness Holding Corp. (a)	2,667	4,027
ServiceMaster Company	57,000	638,970
Traffix, Inc.	147,600	773,424
		1,416,421

Telephone Communications - 2.64%
AT&T, Inc.	29,500	960,520
Verizon Communications, Inc.	26,500	983,945
		1,944,465

Utilities - 2.24%
Ameren Corp.	17,900	944,941
Teco Energy, Inc.	44,800	701,120
		1,646,061

TOTAL COMMON STOCKS (Cost $10,759,155)		10,804,509

*See accompanying notes which are an integral part of the financial statements.

IMS Strategic Income Fund

Schedule of Investments

September 30, 2006

(Unaudited)

Preferred Securities - 9.57%	Shares	Value

Preferred Securities - 6.34%
Connecticut Power & Light, 4.500%	18,000	$ 742,500
Dillards Capital Trust I, 7.500%	21,500	531,050
Hillman Group Capital Trust, 11.600%	49,400	1,432,600
Pacific Enterprises, $4.40	11,150	914,300
Western United Holding, 7.100% (a) (c)	74,836	1,047,704
		4,668,154

Convertible Preferred Securities - 3.23%
AES Trust III, 6.750%	11,500	564,938
Felcor Lodging Trust, Inc., $1.95	57,400	1,429,834
United Rentals Trust, 6.500%	8,230	386,810
		2,381,582

TOTAL PREFERRED SECURITIES (Cost $7,072,020)		7,049,736

Mutual Funds - 8.24%

Closed-End Mutual Funds - 2.72%
Aberdeen Asia-Pacific Income Fund, Inc.	108,000	653,400
Blackrock Income Trust	105,000	641,550
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	34,000	702,780
		1,997,730

Open-End Mutual Funds - 5.52%
Fidelity Advisor Floating Rate Income Fund	232,325	2,304,669
J.P. Morgan Emerging Markets Debt Fund	91,270	765,755
Payden Global Fixed Income Fund	109,935	996,010
		4,066,434

TOTAL MUTUAL FUNDS (Cost $6,138,530)		6,064,164

Income Trusts - 10.52%

Oil Royalty Trusts - 0.97%
Bonavista Energy Trust	24,800	716,224

Business Trusts - 3.84%
Keystone North America, Inc.	100,000	734,000
Medical Facilities Corporation	90,000	737,100
Connors Brothers Income Fund	83,200	802,048
Sun Gro Horticulture Income Fund	88,000	552,640
		2,825,788
*See accompanying notes which are an integral part of the financial statements.

IMS Strategic Income Fund

Schedule of Investments

September 30, 2006

(Unaudited)

Income Trusts - 10.52% - continued	Shares	Value

Real Estate Investment Trusts - 5.71%

Apartment Investment & Management Co.	15,300	$ 832,473
Lakeview Hotel Real Estate Investment Trust	547,400	2,096,542
Thornburg Mortgage, Inc.	50,000	1,273,500
		4,202,515

TOTAL INCOME TRUSTS (Cost $6,855,264)		7,744,527

	Principal
Corporate Bonds - 50.85%	Amount

AES Dominicana Energia, 11.000%, 12/13/2015 (d)	$ 900,000	931,500
Allied Waste North America, 7.375%, 04/15/2014	900,000	891,000
AutoZone, Inc., 5.500%, 11/15/2015	850,000	806,996
Axtel SA, 11.000%, 12/15/2013	793,000	892,125
Bally Total Fitness Holdings, Series D, 9.875%, 10/15/2007	600,000	534,000
CCH I LLC, 11.000%, 10/01/2015	1,261,000	1,153,815
CenturyTel, Inc., 5.000%, 02/15/2015	700,000	639,011
Cenveo Corp., 7.875%, 12/01/2013	1,500,000	1,428,750
Comcast Corp., 5.300%, 01/15/2014	1,000,000	975,298
Corp Durango SA DE, 8.500%, 12/31/2012 (f)	1,100,000	1,028,500
Deluxe Corp., 5.000%, 12/15/2012	950,000	788,500
Dobson Communications Corp., 8.875%, 10/01/2013	600,000	597,750
Evergreen International Aviation, Inc., 12.000%, 05/15/2010	1,000,000	1,073,750
Exide Technologies 10.500%, 03/15/2013 (d)	1,250,000	1,100,000
Fairfax Financial Holdings, 7.375%, 04/15/2018	1,525,000	1,296,250
Far West Water & Sewer, 7.625%, 06/28/2007 (e)	1,000,000	995,000
Finlay Fine Jewelry Corp., 8.375%, 06/01/2012	800,000	720,000
General Motors Corp., 6.375%, 05/01/2008	2,850,000	2,771,625
General Nutrition Centers, Inc., 8.500%, 12/01/2010	800,000	780,000
Grupo Minero Mexico S.A., 9.250%, 04/01/2028	688,000	822,160
Knight Ridder, Inc., 5.750%, 09/01/2017	900,000	848,782
Lehman Brothers Holding, 9.125%, 08/24/2021 (f)	750,000	747,187
Level 3 Communications, Inc., 11.250%, 03/15/2010	2,000,000	2,060,000
Limited Brands, Inc., 5.250%, 11/01/2014	850,000	806,760
Lucent Technologies, 6.450%, 03/15/2029	2,000,000	1,790,000
Mercer International, Inc., 9.250%, 02/15/2013	750,000	687,188
Mothers Work, Inc., 11.250%, 08/01/2010	6,000	6,360
Pinnacle Foods Holding, 8.250%, 12/01/2013	600,000	603,750
Plaza Land Condo Association, 8.000%, 10/15/2026 (e)	670,000	643,200
Qwest Capital Funding, 7.625%, 08/03/2021	1,475,000	1,436,281
Remington Arms Company, 10.500%, 02/01/2011	1,200,000	1,110,000
Rite Aid Corp., 9.250%, 06/01/2013	1,100,000	1,083,500
Southern Copper Corp., 6.375%, 07/27/2015	600,000	601,412

*See accompanying notes which are an integral part of the financial statements.

IMS Strategic Allocation Fund

Schedule of Investments

September 30, 2006

(Unaudited)

	Principal
Corporate Bonds - 50.85% - continued	Amount	Value

Tenet Healthcare Corp., 6.375%, 12/01/2011	$ 1,200,000	$ 1,060,500
Tiete Certs Grantor Trust, 11.500%, 04/15/2016 (e)	956,250	1,080,562
Verizon Communications, 5.850%, 09/15/2035	700,000	661,733
Vitro Envases Norteamerica, SA, 10.750%, 07/23/2011 (d)	500,000	535,000
Wendy's International, 6.200%, 06/15/2014	800,000	779,078
Ziff Davis Media, Inc., 11.489%, 05/01/2012 (f)	700,000	679,000

TOTAL CORPORATE BONDS (Cost $36,456,548)		37,446,323

Reverse Convertible Corporate Bonds - 0.96%

Rabo Securities, 11.000%, 01/25/2007 convertible to Apple Computer	700,000	707,770

TOTAL REVERSE CONVERTIBLE CORPORATE
BONDS (Cost $694,207)		707,770

Certificates of Deposit - 0.16%

Summit Securities CD, 8.50%, 11/29/2007 (a) (g)	250,000	55,088
Summit Securities CD, 8.50%, 12/26/2007 (a) (g)	300,000	66,105

TOTAL CERTIFICATES OF DEPOSIT (Cost $550,000)		121,193

Money Market Securities - 3.45%

Federated Prime Obligations Fund, 5.18%	2,542,882	2,542,882

TOTAL MONEY MARKETS (Cost $2,542,882)		2,542,882

TOTAL INVESTMENTS (Cost $71,068,606) - 98.42%		$ 72,481,104

Cash & other assets less liabilities - 1.58%		1,161,720

TOTAL NET ASSETS - 100.00%		$ 73,642,824

(a) Non-income producing.

(b) As of September 30, 2006, this security is currently valued according to fair value procedures approved by the Trust.

(c) As of September 30, 2006, subsidiary companies have filed bankruptcy. This security is currently valued according to fair value procedures approved by the Trust.

(d) Private Placement and restricted security under Rule 144A of the Securities Act of 1933.

(e) Private Placement and restricted security under Rule 144A of the Securities Act of 1933. As of September 30, 2006, this security is currently valued according to fair value procedures approved by the Trust.

(f) Variable rate security; the rate shown represents the rate at September 30, 2006.

(g) As of September 30, 2006, company has filed bankruptcy. The company has begun to make distributions based on the plan of re-organization. This security is currently valued according to fair value procedures approved by the Trust.

Tax Related
Gross unrealized appreciation	$ 3,327,201
Gross unrealized depreciation	(1,914,703)
Net unrealized appreciation	$ 1,412,498

Aggregate cost of securities for income tax purposes	$ 71,068,606

*See accompanying notes which are an integral part of the financial statements.

IMS Funds

Related Notes to the Schedule of Investments

September 31, 2006 (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”). Fair valued securities have been valued according to policies approved by the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method

Leader Short-Term Bond Fund

Schedule of Investments

September 30, 2006

(Unaudited)

	Principal
	Amount	Value
Corporate Bonds - 54.85%
AMR Corp., 9.00%, 08/01/2012	$ 500,000	$ 505,000
Chase Manhattan Corp., 7.25%, 06/01/2007	200,000	202,064
Duke Energy Field Services Corp., 5.75%, 11/15/2006	500,000	500,219
Fairfax Financial Holdings Ltd., 7.75%, 04/26/2012	300,000	280,500
Fairfax Financial Holdings Ltd., 6.875%, 04/15/2008	50,000	48,875
FirstEnergy Corp., 5.50%, 11/15/2006	300,000	300,067
Ford Motor Credit Co., 8.466%, 11/02/2007 (a)	300,000	302,735
GATX Capital Corp., 6.875%, 12/15/2006	119,000	119,233
General Mills, Inc., 2.625%, 10/24/2006	750,000	748,999
General Motors Acceptance Corp., 6.50%, 12/28/2006	250,000	252,487
Goodyear Tire & Rubber Co., 6.625%, 12/01/2006	30,000	30,160
Hertz Corp., 10.50%, 01/01/2016 (b)	250,000	276,250
International Business Machines Corp., 2.375%, 11/01/2006	320,000	319,321
International Lease Finance Corp., 5.75%, 02/15/2007	400,000	400,434
John Deere Capital Corp., 5.125%, 10/19/2006	100,000	100,008
Kraft Foods, Inc., 4.625%, 11/01/2006	530,000	529,710
Lyondell Chemical Co., 9.625%, 05/01/2007	175,000	179,375
Park Place Entertainment, Inc., 8.50%, 11/15/2006	500,000	501,788
Popular NA, Inc., 6.125%, 10/15/2006	350,000	350,033
Qwest Capital Funding, Inc., 7.25%, 02/15/2011	250,000	251,250
Rite Aid Corp., 8.125%, 05/01/2010	500,000	503,750
Safeway, Inc., 9.30%, 02/01/2007	50,000	50,469
Southwest Airlines, Inc., 5.496%, 11/01/2006	500,000	499,983
Theop LLC, 6.00%, 01/01/2039 (a)(b)	395,000	395,000
Unisys Corp., 7.875%, 04/01/2008	200,000	200,500
Unisys Corp., 6.875%, 03/15/2010	200,000	190,000
U.S. West Capital, Inc., 6.375%, 07/15/2008	200,000	201,250

TOTAL CORPORATE BONDS (Cost $8,180,313)		8,239,460

Foreign Bonds - 7.65%

Brazil - 4.76%
Federal Republic of Brazil, 12.50%, 01/05/2016	1,540,000	714,671

Luxembourg - 2.89%
European Investment Bank, 12.00%, 05/05/2009	950,000	434,654

TOTAL FOREIGN BONDS (Cost $1,127,797)		1,149,325

*See accompanying notes which are an integral part of the financial statements.

Leader Short-Term Bond Fund

Schedule of Investments

September 30, 2006

(Unaudited)

	Principal
	Amount	Value
Commercial Paper - 19.91% (c)
AIG Funding, Inc., 5.235%, 10/23/2006	$ 500,000	$ 498,400
General Electric Capital Corp., 5.23%, 10/23/2006	500,000	498,402
HSBC Finance Corp., 5.24%, 10/23/2006	500,000	498,399
Natexis Banques Populaires SA, 5.23%, 10/23/2006	500,000	498,402
Prudential Funding, Inc., 5.22%, 10/23/2006	500,000	498,405
Toyota Motor Credit Corp., 5.23%, 10/23/2006	500,000	498,402

TOTAL COMMERCIAL PAPER (Cost $2,990,410)		2,990,410

U.S. Government Agencies & Obligations - 10.02%
Federal Home Loan Mortgage Corp., 0.00%, 01/15/2035	567,703	559,613
Federal Home Loan Mortgage Corp., 0.00%, 02/15/2036	807,457	626,359
U.S. Treasury STRIP, 0.00%, 11/15/2015	5,000	3,270
U.S. Treasury STRIP, 0.00%, 08/15/2016	500,000	315,203

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $1,355,120)		1,504,445

	Shares
Mutual Funds - 4.90%
ProFunds Rising U.S. Dollar ProFund	23,001	736,271

TOTAL MUTUAL FUNDS (Cost $725,000)		736,271

TOTAL INVESTMENTS (Cost $14,378,640) - 97.33%		$ 14,619,911

Other assets less liabilities - 2.67%		401,352

TOTAL NET ASSETS - 100.00%		$ 15,021,263

(a) Variable rate security; the coupon rate shown represents the rate at September 30, 2006.
(b) Private Placement and restricted security under Rule 144A of the Securities Act of 1933.
(c) Yield shown is as of date of purchase.

Tax Related
Gross unrealized appreciation		$ 249,118
Gross unrealized depreciation		(7,847)
Net unrealized appreciation		$ 241,271

Aggregate cost of securities for income tax purposes		$ 14,378,640

*See accompanying notes which are an integral part of the financial statements.

Leader Short-Term Bond Fund

Related Notes to the Schedule of Investments

September 30, 2006

(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Short Sales - The Fund engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price to the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund's return. The Advisor does not intend to use leverage with respect to its short positions; as a result, the Fund's portfolio under normal circumstances will always include sufficient cash equivalents (such as money market instruments, U.S. Treasury Bills, money market funds or repurchase agreements) to cover its obligations to close its short positions.

Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less that the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Security Transactions and Related Income - The Fund follows industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)    Based on an evaluation of the registrant’s disclosure controls and procedures as of September 20, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:	11/27/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	11/27/2006

Date:	11/27/2006